ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 34.7%

Debt Fund – 34.7%
AdvisorShares Sage Core Reserves ETF†
(Cost $9,862,980)	100,000	$9,860,000

MONEY MARKET FUND – 93.2%
STIT - Government & Agency Portfolio, Institutional Class, 0.03%(a)(b) (Cost $26,519,314)	26,519,314	26,519,314
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $36,382,294)		36,379,314

Securities Sold, Not Yet Purchased – (96.2)%(c)

WARRANT – (0.3)%

Oil & Gas – (0.3)%
Occidental Petroleum Corp., 08/03/27*	(8,342)	(98,853)

COMMON STOCKS – (95.9)%

Aerospace/Defense – (1.0)%
Lockheed Martin Corp.	(789)	(272,284)

Airlines – (3.1)%
Delta Air Lines, Inc.*	(7,219)	(307,601)
JetBlue Airways Corp.*	(18,204)	(278,339)
United Airlines Holdings, Inc.*	(6,117)	(290,986)
Total Airlines		(876,926)

Auto Manufacturers – (1.0)%
PACCAR, Inc.	(3,543)	(279,614)

Auto Parts & Equipment – (0.8)%
Allison Transmission Holdings, Inc.	(6,143)	(216,971)

Beverages – (0.9)%
Brown-Forman Corp., Class B	(3,830)	(256,648)

Biotechnology – (9.8)%
BioMarin Pharmaceutical, Inc.*	(2,813)	(217,417)
Bluebird Bio, Inc.*	(15,619)	(298,479)
Exact Sciences Corp.*	(2,377)	(226,885)
Exelixis, Inc.*	(15,920)	(336,549)
FibroGen, Inc.*	(20,789)	(212,463)
Incyte Corp.*	(3,124)	(214,869)
Ionis Pharmaceuticals, Inc.*	(6,164)	(206,740)
Nektar Therapeutics*	(15,075)	(270,747)
Sage Therapeutics, Inc.*	(6,401)	(283,628)
Seagen, Inc.*	(1,843)	(312,941)
Vertex Pharmaceuticals, Inc.*	(1,199)	(217,487)
Total Biotechnology		(2,798,205)

Chemicals – (2.0)%
FMC Corp.	(2,855)	(261,404)
NewMarket Corp.	(885)	(299,811)
Total Chemicals		(561,215)

Commercial Services – (7.6)%
Bright Horizons Family Solutions, Inc.*	(1,976)	(275,494)
FleetCor Technologies, Inc.*	(1,061)	(277,207)
Global Payments, Inc.	(1,472)	(231,958)
Grand Canyon Education, Inc.*	(3,176)	(279,361)
MarketAxess Holdings, Inc.	(646)	(271,766)
Sabre Corp.*	(25,876)	(306,372)
WEX, Inc.*	(1,494)	(263,153)
WW International, Inc.*	(14,700)	(268,275)
Total Commercial Services		(2,173,586)

Cosmetics/Personal Care – (0.9)%
Colgate-Palmolive Co.	(3,479)	(262,943)

Distribution / Wholesale – (1.0)%
KAR Auction Services, Inc.*	(16,942)	(277,679)

Diversified Financial Services – (1.8)%
LendingTree, Inc.*	(1,748)	(244,423)
Western Union Co. (The)	(13,196)	(266,823)
Total Diversified Financial Services		(511,246)

Electric – (4.8)%
Consolidated Edison, Inc.	(3,414)	(247,822)
Dominion Energy, Inc.	(3,353)	(244,836)
Edison International	(5,274)	(292,549)
PG&E Corp.*	(31,718)	(304,493)
Vistra Corp.	(16,870)	(288,477)
Total Electric		(1,378,177)

Electrical Components & Equipment – (0.8)%
Universal Display Corp.	(1,270)	(217,119)

Engineering & Construction – (1.0)%
Fluor Corp.*	(17,186)	(274,460)

Entertainment – (2.2)%
Cinemark Holdings, Inc.*	(16,000)	(307,360)
Madison Square Garden Sports Corp.*	(1,653)	(307,375)
Total Entertainment		(614,735)

Food – (8.6)%
Campbell Soup Co.	(6,823)	(285,270)
Conagra Brands, Inc.	(8,531)	(288,945)
Flowers Foods, Inc.	(10,607)	(250,643)
General Mills, Inc.	(4,439)	(265,541)
Hormel Foods Corp.	(6,249)	(256,209)
Kellogg Co.	(4,575)	(292,434)
Lamb Weston Holdings, Inc.	(4,389)	(269,353)
McCormick & Co., Inc.	(3,143)	(254,677)
Performance Food Group Co.*	(6,057)	(281,408)
Total Food		(2,444,480)

Food Service – (1.9)%
Aramark	(8,155)	(267,973)
Healthcare Services Group, Inc.	(11,500)	(287,385)
Total Food Service		(555,358)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Gas – (0.9)%
Atmos Energy Corp.	(2,856)	$(251,899)

Hand/Machine Tools – (0.9)%
Kennametal, Inc.	(7,732)	(264,666)

Healthcare - Products – (1.1)%
Baxter International, Inc.	(3,763)	(302,658)

Healthcare - Services – (1.0)%
Chemed Corp.	(593)	(275,816)

Household Products/Wares – (2.9)%
Church & Dwight Co., Inc.	(3,376)	(278,757)
Clorox Co. (The)	(1,690)	(279,881)
Kimberly-Clark Corp.	(2,037)	(269,780)
Total Household Products/Wares		(828,418)

Housewares – (0.9)%
Scotts Miracle-Gro Co. (The)	(1,675)	(245,153)

Insurance – (3.6)%
Axis Capital Holdings Ltd.	(5,840)	(268,874)
Erie Indemnity Co., Class A	(1,468)	(261,921)
Reinsurance Group of America, Inc.	(2,478)	(275,702)
RenaissanceRe Holdings Ltd. (Bermuda)	(1,561)	(217,603)
Total Insurance		(1,024,100)

Internet – (1.0)%
TripAdvisor, Inc.*	(8,100)	(274,185)

Leisure Time – (2.2)%
Carnival Corp.*	(12,700)	(317,627)
Norwegian Cruise Line Holdings Ltd.*	(11,150)	(297,817)
Total Leisure Time		(615,444)

Lodging – (1.7)%
Las Vegas Sands Corp.*	(6,998)	(256,127)
Wynn Resorts Ltd.*	(2,750)	(233,062)
Total Lodging		(489,189)

Machinery - Construction & Mining – (0.9)%
BWX Technologies, Inc.	(4,729)	(254,704)

Media – (3.5)%
Altice USA, Inc., Class A*	(11,400)	(236,208)
Cable One, Inc.	(149)	(270,157)
Discovery, Inc., Class A*	(9,456)	(239,993)
ViacomCBS, Inc., Class B	(6,637)	(262,228)
Total Media		(1,008,586)

Mining – (1.6)%
Newmont Corp.	(4,800)	(260,640)
Royal Gold, Inc.	(2,139)	(204,253)
Total Mining		(464,893)

Oil & Gas – (2.5)%
Cabot Oil & Gas Corp.	(18,477)	(402,059)
HollyFrontier Corp.	(9,183)	(304,233)
Total Oil & Gas		(706,292)

Oil & Gas Services – (2.2)%
NOV, Inc.*	(21,593)	(283,084)
RPC, Inc.*	(69,000)	(335,340)
Total Oil & Gas Services		(618,424)

Pharmaceuticals – (4.1)%
Merck & Co., Inc.	(3,648)	(274,001)
Neurocrine Biosciences, Inc.*	(2,982)	(286,004)
Organon & Co.	(250)	(8,198)
Perrigo Co., PLC	(6,675)	(315,928)
Sarepta Therapeutics, Inc.*	(3,151)	(291,404)
Total Pharmaceuticals		(1,175,535)

REITS – (1.9)%
Diversified Healthcare Trust	(70,808)	(240,039)
Service Properties Trust	(26,036)	(291,864)
Total REITS		(531,903)

Retail – (1.9)%
Cracker Barrel Old Country Store, Inc.	(2,063)	(288,490)
Dollar Tree, Inc.*	(2,775)	(265,623)
Total Retail		(554,113)

Semiconductors – (1.9)%
Intel Corp.	(4,979)	(265,281)
IPG Photonics Corp.*	(1,700)	(269,280)
Total Semiconductors		(534,561)

Software – (6.4)%
Black Knight, Inc.*	(3,615)	(260,280)
CDK Global, Inc.	(5,860)	(249,343)
Citrix Systems, Inc.	(2,476)	(265,848)
Fidelity National Information Services, Inc.	(1,899)	(231,070)
Fiserv, Inc.*	(2,702)	(293,167)
Splunk, Inc.*	(1,956)	(283,053)
Take-Two Interactive Software, Inc.*	(1,591)	(245,126)
Total Software		(1,827,887)

Telecommunications – (1.8)%
AT&T, Inc.	(9,621)	(259,863)
Verizon Communications, Inc.	(4,761)	(257,142)
Total Telecommunications		(517,005)

Transportation – (1.8)%
C.H. Robinson Worldwide, Inc.	(3,085)	(268,395)
Kirby Corp.*	(5,333)	(255,771)
Total Transportation		(524,166)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(29,351,220)]		$(27,360,096)

Total Investments – 31.7% (Cost $7,031,074)		9,019,218
Other Assets in Excess of Liabilities – 68.3%		19,429,715
Net Assets – 100.0%		$28,448,933

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

*	Non-income producing security.
†	Affiliated Company.
(a)	Rate shown reflects the 7-day yield as of September 30, 2021.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of September 30, 2021 cash in the amount of $19,544,589 has been segregated as collateral from the broker for securities sold short.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,860,000	$–	$–	$9,860,000
Money Market Fund	26,519,314	–	–	26,519,314
Total	$36,379,314	$–	$–	$36,379,314

Liabilities	Level 1	Level 2	Level 3	Total
Warrant	$(98,853)	$–	$–	$(98,853)
Common Stocks	(27,261,243)	–	–	(27,261,243)
Total	$(27,360,096)	$–	$–	$(27,360,096)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(1.0)%
Airlines	(3.1)
Auto Manufacturers	(1.0)
Auto Parts & Equipment	(0.8)
Beverages	(0.9)
Biotechnology	(9.8)
Chemicals	(2.0)
Commercial Services	(7.6)
Cosmetics/Personal Care	(0.9)
Debt Fund	34.7
Distribution / Wholesale	(1.0)
Diversified Financial Services	(1.8)
Electric	(4.8)
Electrical Components & Equipment	(0.8)
Engineering & Construction	(1.0)
Entertainment	(2.2)
Food	(8.6)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Food Service	(1.9)%
Gas	(0.9)
Hand/Machine Tools	(0.9)
Healthcare - Products	(1.1)
Healthcare - Services	(1.0)
Household Products/Wares	(2.9)
Housewares	(0.9)
Insurance	(3.6)
Internet	(1.0)
Leisure Time	(2.2)
Lodging	(1.7)
Machinery - Construction & Mining	(0.9)
Media	(3.5)
Mining	(1.6)
Oil & Gas	(2.8)
Oil & Gas Services	(2.2)
Pharmaceuticals	(4.1)
REITS	(1.9)
Retail	(1.9)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Semiconductors	(1.9)%
Software	(6.4)
Telecommunications	(1.8)
Transportation	(1.8)
Money Market Fund	93.2
Total Investments	31.7
Other Assets in Excess of Liabilities	68.3
Net Assets	100.0%

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2021	Value at 9/30/2021	Dividend Income
AdvisorShares Sage Core Reserves ETF	$9,868,000	$–	$–	$–	$(8,000)	100,000	$9,860,000	$14,184